Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [text block] [Abstract]
Schedule of goodwill
	December 31, 2021	December 31, 2020

Balance at the beginning of the year	-	2,844
Impairment	-	(2,844)
Balance at the end of the year	-	-